PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees' Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Wages and salaries	$ 6,463	$ 6,707	$ 7,681
Defined benefits cost (see note 8.2)	153	117	260
Other staff expenses	1,300	1,166	1,405
Total	$ 7,916	$ 7,990	$ 9,346